INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on income by jurisdiction
Domestic	$ 3,055	$ 2,187	$ 1,548
Foreign	(1,410)	589	(10,374)
Taxes on income	1,645	2,776	(8,826)
Domestic:
Current taxes	3,519	1,121	387
Deferred tax (benefit) expense	(197)	649	2,532
Taxes in respect of previous years	(267)	417	(1,371)
Total - Domestic	3,055	2,187	1,548
Foreign:
Current taxes	297	585	825
Deferred tax benefit	(1,845)	(191)	(11,391)
Taxes in respect of previous years	138	195	192
Total - Foreign	(1,410)	589	(10,374)
Total income tax expense	$ 1,645	$ 2,776	$ (8,826)